Financial Instruments - maturity analysis - Contractual Maturity (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Contractual maturity period for undiscounted cash flows	20 years
Threshold period for principal amounts of financial liabilities to be excluded from contractual maturity for cash outflows	20 years
Threshold period for interest payments of financial liabilities to be excluded from contractual maturity for cash outflows	20 years
0-3 months | Financial assets
Financial instruments
Undiscounted cash flows, assets		£ 173,891	£ 206,578
0-3 months | Cash and balances at central banks
Financial instruments
Undiscounted cash flows, assets		104,262	144,832
0-3 months | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets		31	130
0-3 months | Settlement balances
Financial instruments
Undiscounted cash flows, assets		7,231	2,572
0-3 months | Other financial assets
Financial instruments
Undiscounted cash flows, assets		4,897	2,771
0-3 months | Finance lease
Financial instruments
Undiscounted cash flows, assets		61	96
0-3 months | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities		420,846	456,887
0-3 months | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		8,334	6,690
0-3 months | Customer deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		393,363	437,830
0-3 months | Settlement balances
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		6,645	2,012
0-3 months | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities		71	280
0-3 months | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		9,094	6,720
0-3 months | Subordinated liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		72	96
0-3 months | Notes in circulation
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		3,237	3,218
0-3 months | Lease liabilities.
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		30	41
0-3 months | Guarantees and Commitments
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		115,627	121,929
0-3 months | Guarantees
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		2,820	3,150
0-3 months | Commitments
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		112,807	118,779
3-12 months | Financial assets
Financial instruments
Undiscounted cash flows, assets		55,358	50,157
3-12 months | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets		29	345
3-12 months | Other financial assets
Financial instruments
Undiscounted cash flows, assets		6,756	4,507
3-12 months | Finance lease
Financial instruments
Undiscounted cash flows, assets		242	267
3-12 months | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities		46,919	20,289
3-12 months | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		1,279	1,445
3-12 months | Customer deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		31,900	11,389
3-12 months | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities		175	(371)
3-12 months | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		12,319	6,640
3-12 months | Subordinated liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		1,167	1,073
3-12 months | Lease liabilities.
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		79	113
1-3 years | Financial assets
Financial instruments
Undiscounted cash flows, assets		94,635	85,571
1-3 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets		128	28
1-3 years | Other financial assets
Financial instruments
Undiscounted cash flows, assets		12,304	8,391
1-3 years | Finance lease
Financial instruments
Undiscounted cash flows, assets		735	857
1-3 years | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities		34,215	29,283
1-3 years | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		6,069	5,662
1-3 years | Customer deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		6,464	1,252
1-3 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities		366	586
1-3 years | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		18,843	18,833
1-3 years | Subordinated liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		2,301	2,690
1-3 years | Lease liabilities.
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		172	260
3-5 years | Financial assets
Financial instruments
Undiscounted cash flows, assets		73,455	63,774
3-5 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets		104	41
3-5 years | Other financial assets
Financial instruments
Undiscounted cash flows, assets		11,183	7,835
3-5 years | Finance lease
Financial instruments
Undiscounted cash flows, assets		401	482
3-5 years | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities		23,951	24,817
3-5 years | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		8,307	8,503
3-5 years | Customer deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		11	2
3-5 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities		192	306
3-5 years | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		13,818	13,906
3-5 years | Subordinated liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		1,512	1,897
3-5 years | Lease liabilities.
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		111	203
5-10 years | Financial assets
Financial instruments
Undiscounted cash flows, assets		107,301	91,249
5-10 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets		49	(44)
5-10 years | Other financial assets
Financial instruments
Undiscounted cash flows, assets		10,019	5,706
5-10 years | Finance lease
Financial instruments
Undiscounted cash flows, assets		656	549
5-10 years | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities		6,456	9,439
5-10 years | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities			89
5-10 years | Customer deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		14	14
5-10 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities		92	116
5-10 years | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		4,769	7,361
5-10 years | Subordinated liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		1,406	1,541
5-10 years | Lease liabilities.
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		175	318
10-20 years | Financial assets
Financial instruments
Undiscounted cash flows, assets		123,277	102,948
10-20 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets		49	43
10-20 years | Other financial assets
Financial instruments
Undiscounted cash flows, assets		8,063	2,524
10-20 years | Finance lease
Financial instruments
Undiscounted cash flows, assets		359	296
10-20 years | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities		847	981
10-20 years | Customer deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		19	20
10-20 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities		8	85
10-20 years | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		346	294
10-20 years | Subordinated liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		342	328
10-20 years | Lease liabilities.
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		132	254
Held-for-trading
Financial instruments
Financial Liabilities		125,800	146,700
MVFTPL
Financial instruments
Financial Assets		125,100	145,800
Financial assets at amortised cost | 0-3 months | Loans to banks - amortised cost
Financial instruments
Undiscounted cash flows, assets		5,234	5,254
Financial assets at amortised cost | 0-3 months | Loans to customers - amortised cost
Financial instruments
Undiscounted cash flows, assets		52,175	50,923
Financial assets at amortised cost | 3-12 months | Loans to banks - amortised cost
Financial instruments
Undiscounted cash flows, assets		1,437	1,621
Financial assets at amortised cost | 3-12 months | Loans to customers - amortised cost
Financial instruments
Undiscounted cash flows, assets		46,894	43,417
Financial assets at amortised cost | 1-3 years | Loans to banks - amortised cost
Financial instruments
Undiscounted cash flows, assets		23	17
Financial assets at amortised cost | 1-3 years | Loans to customers - amortised cost
Financial instruments
Undiscounted cash flows, assets		81,445	76,278
Financial assets at amortised cost | 3-5 years | Loans to banks - amortised cost
Financial instruments
Undiscounted cash flows, assets		302	288
Financial assets at amortised cost | 3-5 years | Loans to customers - amortised cost
Financial instruments
Undiscounted cash flows, assets		61,465	55,128
Financial assets at amortised cost | 5-10 years | Loans to customers - amortised cost
Financial instruments
Undiscounted cash flows, assets		96,577	85,038
Financial assets at amortised cost | 10-20 years | Loans to customers - amortised cost
Financial instruments
Undiscounted cash flows, assets		£ 114,806	£ 100,085